Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Loss Per Share	The calculation of loss per share is as follows (in thousands):

	2018	2019	2020
In $ thousands, except share and per share data
Basic and diluted
Loss attributable to equity holders of the parent	$(155,575)	$(385,297)	$(3,350,619)
Shares used in calculation
Weighted-average shares outstanding	264,432,214	318,843,239	343,829,481
Basic and diluted loss per share attributable to owners of the parent	$(0.59)	$(1.21)	$(9.75)

Summary of Potential Dilutive Securities Not Included in Diluted Per Share Calculations

Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows (in thousands):

	2018	2019	2020
Convertible Notes	-	-	63,758
Employee options	14,649	9,105	40,890
Warrants	125	-	-